Item 1. Report to Shareholders

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
June 30, 2003

                                                                      Certified
                                                                     Financials

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning of
period         $  23.67   $  30.84   $  35.50   $  39.56    $ 33.38   $  26.38

Investment activities

  Net investment
  income (loss)    0.17*      0.34*      0.32*      0.33*      0.34*      0.33*

  Net realized and
  unrealized gain
  (loss)           2.56      (7.17)     (4.65)     (3.98)      6.49       7.10

  Total from
  investment
  activities       2.73      (6.83)     (4.33)     (3.65)      6.83       7.43

Distributions

  Net investment
  income          (0.16)     (0.34)     (0.33)     (0.33)     (0.34)     (0.34)

  Net realized
  gain             --         --         --        (0.08)     (0.31)     (0.09)

  Total
  distributions   (0.16)     (0.34)     (0.33)     (0.41)     (0.65)     (0.43)

NET ASSET VALUE

End of
period         $  26.24   $  23.67   $  30.84   $  35.50   $  39.56   $  33.38
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^     11.57%*   (22.21%)*  (12.17%)*   (9.30%)*   20.64%*    28.31%*

Ratio of total
expenses to
average net
assets             0.35%*!    0.35%*     0.35%*     0.35%*     0.40%*     0.40%*

Ratio of net
investment
income (loss)
to average
net assets         1.43%*!    1.27%*     1.00%*     0.85%*     0.98%*     1.17%*

Portfolio
turnover rate       2.0%!      6.6%       4.0%       9.1%       5.2%       4.7%

Net assets,
end of period
(in millions)  $  3,226   $  2,708   $  3,473   $  4,045   $  5,049   $  3,347

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 0.40% contractual expense limitation in effect through 12/31/99 and a 0.35% contractual expense limitation in effect through 12/31/03.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets                          Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  97.5%

CONSUMER DISCRETIONARY  10.8%

Auto Components  0.2%

Johnson Controls                                    31,197      $         2,670

Delphi                                             195,758                1,689

Dana                                                53,003                  613

Cooper Tire                                         26,973                  475

Goodyear Tire & Rubber (misc. symbol)               58,770                  309

Visteon                                             43,150                  296

                                                                          6,052

Automobiles  0.6%

GM                                                 195,285                7,030

Ford Motor (misc. symbol)                          638,267                7,015

Harley-Davidson                                    105,286                4,197

                                                                         18,242

Distributors  0.1%

Genuine Parts                                       61,020                1,953

                                                                          1,953

Hotels, Restaurants & Leisure  1.1%

McDonald's                                         443,779                9,790

Carnival                                           218,593                7,107

Starbucks *                                        136,671                3,351

Marriott, Class A                                   82,072                3,153

Yum! Brands *                                      102,267                3,023

International Game Technology *                     29,456                3,014

Starwood Hotels & Resorts Worldwide, REIT           70,807                2,024

Hilton                                             129,746                1,660

Harrah's Entertainment *                            39,071                1,572

Wendys                                              39,985                1,158

Darden Restaurants                                  60,797                1,154

                                                                         37,006

Household Durables  0.5%

Fortune Brands                                      52,344      $         2,732

Newell Rubbermaid                                   95,878                2,685

Centex                                              21,818                1,697

Whirlpool                                           24,053                1,532

Leggett & Platt                                     66,846                1,370

Pulte                                               21,289                1,313

Black & Decker                                      27,764                1,206

KB Home                                             16,534                1,025

Stanley Works                                       30,987                  855

Maytag                                              27,779                  679

Snap-On                                             20,550                  597

American Greetings, Class A*(misc. symbol)          22,092                  434

Tupperware                                          18,802                  270

                                                                         16,395

Internet & Catalog Retail  0.4%

e-Bay *                                            111,176               11,582

                                                                         11,582

Leisure Equipment & Products  0.2%

Mattel                                             153,859                2,911

Eastman Kodak                                      102,172                2,794

Hasbro                                              59,049                1,033

Brunswick                                           32,217                  806

                                                                          7,544

Media  4.0%

Viacom, Class B *                                  614,831               26,844

AOL Time Warner *                                1,573,274               25,314

Comcast, Class A *                                 786,482               23,736

Disney                                             715,263               14,127

Clear Channel Communications *                     215,002                9,114

Gannett                                             93,052                7,147

Tribune                                            106,527                5,145

Omnicom                                             65,637                4,706

McGraw-Hill                                         67,600                4,191

New York Times, Class A                             53,168                2,419

Univision Communications,
  Class A*(misc. symbol)                            79,543                2,418

Knight-Ridder                                       28,675                1,977

Interpublic Group                                  134,655                1,802

Dow Jones (misc. symbol)                            28,513      $         1,227

Meredith                                            17,414                  766

                                                                        130,933

Multiline Retail  1.1%

Target                                             317,441               12,012

Kohl's *                                           118,600                6,094

Sears                                              110,422                3,715

Federated Department Stores                         66,273                2,442

Family Dollar Stores                                59,757                2,280

May Department Stores                              101,631                2,262

Dollar General                                     117,433                2,144

J.C. Penney                                         93,071                1,568

Nordstrom (misc. symbol)                            48,014                  937

Big Lots *                                          41,720                  628

Dillards, Class A                                   30,467                  410

                                                                         34,492

Specialty Retail  2.3%

Home Depot                                         811,823               26,888

Lowe's                                             271,901               11,678

GAP                                                311,619                5,846

Best Buy *                                         112,323                4,933

Bed Bath & Beyond *                                102,057                3,961

TJX                                                183,289                3,453

Staples *                                          165,762                3,042

The Limited                                        181,191                2,808

AutoZone *(misc. symbol)                            34,095                2,590

Tiffany                                             50,909                1,664

Autonation *                                       102,900                1,618

Office Depot *                                     106,607                1,547

Radio Shack                                         58,777                1,546

Sherwin-Williams                                    51,849                1,394

Toys "R" Us *                                       72,878                  883

Circuit City Stores                                 74,187                  653

                                                                         74,504

Textiles, Apparel, & Luxury Goods  0.3%

Nike, Class B                                       92,035      $         4,923

Liz Claiborne                                       37,627                1,326

Jones Apparel Group *                               44,912                1,314

V. F.                                               38,147                1,296

Reebok *                                            20,930                  704

                                                                          9,563

Total Consumer Discretionary                                            348,266

CONSUMER STAPLES  11.4%

Beverages  2.8%

Coca-Cola                                          864,691               40,130

PepsiCo                                            601,877               26,784

Anheuser-Busch                                     291,775               14,895

Coca-Cola Enterprises                              157,465                2,858

Pepsi Bottling Group                                96,861                1,939

Brown-Forman, Class B                               21,311                1,675

Coors, Class B                                      12,759                  625

                                                                         88,906

Food & Staples Retailing  3.8%

Wal-Mart                                         1,531,259               82,183

Walgreen                                           357,869               10,772

Sysco                                              227,292                6,828

Costco Wholesale *                                 158,868                5,814

Kroger *                                           266,287                4,442

CVS                                                136,201                3,818

Safeway *                                          152,844                3,127

Albertson's (misc. symbol)                         131,125                2,517

Supervalu                                           47,573                1,014

Winn-Dixie (misc. symbol)                           50,186                  618

                                                                        121,133

Food Products  1.2%

General Mills                                      128,194                6,078

Sara Lee                                           274,050                5,155

Kellogg                                            142,999                4,915

ConAgra                                            187,234                4,419

Wrigley                                             78,204                4,397

Heinz                                              122,298      $         4,033

Campbell Soup                                      143,918                3,526

Hershey Foods                                       47,277                3,293

Archer-Daniels-Midland                             223,635                2,878

McCormick                                           49,100                1,336

                                                                         40,030

Household Products  2.0%

Procter & Gamble                                   450,970               40,218

Colgate-Palmolive                                  187,405               10,860

Kimberly-Clark                                     179,000                9,333

Clorox                                              76,223                3,251

                                                                         63,662

Personal Products  0.5%

Gillette                                           364,604               11,616

Avon                                                82,203                5,113

Alberto Culver, Class B (misc. symbol)              20,794                1,063

                                                                         17,792

Tobacco  1.1%

Altria Group                                       708,071               32,175

UST                                                 57,943                2,030

R.J. Reynolds Tobacco                               29,200                1,086

                                                                         35,291

Total Consumer Staples                                                  366,814

ENERGY  5.6%

Energy Equipment & Services  0.8%

Schlumberger                                       203,556                9,683

Baker Hughes                                       117,498                3,944

Halliburton                                        153,044                3,520

Transocean *                                       111,843                2,457

BJ Services *                                       54,967                2,054

Nabors Industries *                                 51,576                2,040

Noble Drilling *                                    47,200                1,619

Rowan *                                             33,860                  759

                                                                         26,076

Oil & Gas  4.8%

Exxon Mobil                                      2,337,707      $        83,947

ChevronTexaco                                      373,868               26,993

ConocoPhillips                                     237,402               13,010

Occidental Petroleum                               131,972                4,428

Devon Energy                                        80,351                4,291

Anadarko Petroleum                                  86,844                3,862

Burlington Resources                                70,641                3,819

Apache                                              56,088                3,649

Marathon Oil                                       108,498                2,859

Unocal                                              90,436                2,595

EOG Resources                                       39,826                1,666

Kerr-McGee                                          35,043                1,570

Amerada Hess                                        31,305                1,539

Sunoco                                              26,518                1,001

Ashland                                             23,286                  714

                                                                        155,943

Total Energy                                                            182,019

FINANCIALS  20.0%

Capital Markets  3.4%

J.P. Morgan Chase                                  710,569               24,287

Morgan Stanley                                     377,391               16,134

Merrill Lynch                                      323,565               15,104

Goldman Sachs Group                                164,325               13,762

Bank of New York                                   266,798                7,670

Lehman Brothers                                     84,461                5,615

Charles Schwab                                     467,246                4,715

State Street                                       115,286                4,542

Mellon Financial                                   150,437                4,175

Franklin Resources                                  90,432                3,533

Northern Trust                                      77,183                3,226

Bear Stearns                                        34,452                2,495

T. Rowe Price Group                                 42,713                1,612

Janus Capital Group                                 82,997                1,361

Federated Investors, Class B                        39,200                1,075

                                                                        109,306

Commercial Banks  6.2%

Bank of America                                    524,198      $        41,427

Wells Fargo                                        590,357               29,754

Wachovia                                           474,266               18,952

U.S. Bancorp                                       672,122               16,467

Bank One                                           406,193               15,102

Fifth Third Bancorp                                201,946               11,580

FleetBoston Financial                              365,669               10,864

National City                                      214,468                7,015

SunTrust                                            98,586                5,850

BB&T (misc. symbol)                                164,036                5,626

PNC Financial Services Group                        99,419                4,853

KeyCorp                                            148,655                3,757

SouthTrust                                         120,409                3,275

Comerica                                            60,556                2,816

AmSouth                                            124,417                2,717

Regions Financial                                   76,750                2,593

Charter One Financial                               79,506                2,479

Marshall & Ilsley                                   76,002                2,324

Synovus Financial (misc. symbol)                   106,845                2,297

Union Planters                                      69,428                2,154

First Tennessee National                            44,011                1,933

North Fork Bancorporation                           56,630                1,929

Zions Bancorp                                       32,065                1,623

Huntington Bancshares                               81,408                1,589

                                                                        198,976

Consumer Finance  1.2%

American Express                                   458,437               19,167

MBNA                                               446,722                9,310

SLM Corporation                                    160,365                6,282

Capital One Financial (misc. symbol)                79,309                3,900

Providian Financial *                              102,081                  945

                                                                         39,604

Diversified Financial Services  2.6%

Citigroup                                        1,800,263               77,051

Principal Financial Group                          116,371                3,753

Moody's                                             52,406                2,762

                                                                         83,566

Insurance  4.4%

American International Group                       909,771      $        50,201

Marsh & McLennan                                   187,109                9,555

Allstate                                           244,612                8,720

MetLife                                            264,544                7,492

Prudential Financial                               196,930                6,627

Progressive Corporation                             76,043                5,559

AFLAC                                              179,973                5,534

Travelers Property Casualty, Class B               350,078                5,521

Hartford Financial Services Group                   97,464                4,908

XL Capital, Class A                                 47,290                3,925

Chubb                                               64,680                3,881

ACE Limited                                         91,709                3,145

John Hancock Financial Services                    100,511                3,089

Loews                                               64,527                3,051

St. Paul Companies                                  79,552                2,904

Aon                                                107,178                2,581

AMBAC                                               37,404                2,478

MBIA                                                50,364                2,455

Lincoln National (misc. symbol)                     62,359                2,222

Cincinnati Financial (misc. symbol)                 56,584                2,099

Jefferson Pilot                                     49,977                2,072

SAFECO                                              47,979                1,693

Torchmark                                           41,241                1,536

UnumProvident                                       98,714                1,324

                                                                        142,572

Real Estate  0.4%

Equity Office Properties, REIT                     143,433                3,874

Simon Property Group, REIT                          64,737                2,527

Equity Residential, REIT                            95,785                2,486

Plum Creek Timber (misc. symbol)                    64,704                1,679

Apartment Investment & Management,
  Class A, REIT                                     33,100                1,145

                                                                         11,711

Thrifts & Mortgage Finance  1.8%

Fannie Mae                                         346,847               23,391

Washington Mutual                                  330,505               13,650

Freddie Mac                                        242,993               12,337

Golden West Financial                               53,255                4,261

Countrywide Financial                               44,209      $         3,076

MGIC Investment                                     34,694                1,618

                                                                         58,333

Total Financials                                                        644,068

HEALTH CARE  14.5%

Biotechnology  1.3%

Amgen *                                            441,256               29,317

MedImmune *                                         87,847                3,195

Genzyme *                                           75,995                3,177

Chiron *                                            65,058                2,844

Biogen *                                            51,941                1,974

                                                                         40,507

Health Care Equipment & Supplies  1.9%

Medtronic                                          426,648               20,466

Boston Scientific *                                142,265                8,692

Baxter International                               206,499                5,369

Guidant                                            108,424                4,813

Stryker                                             68,937                4,782

St. Jude Medical *                                  62,096                3,571

Becton, Dickinson                                   88,301                3,431

Zimmer Holdings *                                   68,434                3,083

Biomet                                              90,837                2,603

Applied Biosystems Group - Applera                  73,765                1,404

C. R. Bard                                          18,138                1,293

Waters Corporation *                                44,199                1,288

Millipore *                                         17,323                  769

Bausch & Lomb                                       19,048                  714

                                                                         62,278

Health Care Providers & Services  1.7%

UnitedHealth Group                                 212,694               10,688

Cardinal Health                                    157,337               10,117

HCA                                                178,689                5,725

Wellpoint Health Networks *                         51,907                4,376

Anthem *                                            49,100                3,788

McKesson HBOC                                      101,614                3,632

Aetna                                               52,860                3,182

AmerisourceBergen                                   38,885      $         2,697

Quest Diagnostics *(misc. symbol)                   37,100                2,367

CIGNA                                               48,700                2,286

Tenet Healthcare *                                 166,128                1,935

Health Management, Class A                          84,193                1,553

IMS Health                                          83,865                1,509

Humana *                                            57,988                  875

Manor Care *                                        33,671                  842

Quintiles Transnational *                           40,153                  570

HealthSouth *(misc. symbol)                        136,887                   71

                                                                         56,213

Pharmaceuticals  9.6%

Pfizer                                           2,762,975               94,356

Johnson & Johnson                                1,038,964               53,714

Merck                                              784,740               47,516

Eli Lilly                                          393,502               27,140

Abbott Laboratories                                545,147               23,856

Wyeth                                              464,569               21,161

Bristol-Myers Squibb                               678,570               18,423

Schering-Plough                                    515,204                9,583

Forest Labs *                                      127,236                6,966

Allergan                                            45,688                3,522

Watson Pharmaceuticals *                            37,430                1,511

King Pharmaceuticals *                              82,574                1,219

                                                                        308,967

Total Health Care                                                       467,965

INDUSTRIALS & BUSINESS SERVICES  10.1%

Aerospace & Defense  1.7%

United Technologies                                163,724               11,596

Boeing                                             293,782               10,083

Honeywell International                            297,557                7,989

Lockheed Martin                                    158,496                7,540

Northrop Grumman                                    64,247                5,544

General Dynamics                                    70,057                5,079

Raytheon                                           143,699                4,719

Rockwell Collins                                    62,051                1,528

Goodrich                                            39,839                  837

                                                                         54,915

Air Freight & Logistics  1.0%

UPS, Class B                                       392,379      $        24,995

Fedex                                              104,712                6,495

Ryder System                                        22,318                  572

                                                                         32,062

Airlines  0.2%

Southwest Airlines                                 270,034                4,645

Delta (misc. symbol)                                44,023                  646

                                                                          5,291

Building Products  0.2%

Masco                                              171,955                4,101

American Standard *                                 25,520                1,887

                                                                          5,988

Commercial Services & Supplies  0.9%

Cendant *                                          358,234                6,563

Waste Management                                   206,600                4,977

Apollo Group, Class A *                             60,744                3,752

Pitney Bowes                                        82,303                3,161

H&R Block                                           62,088                2,685

Cintas                                              59,202                2,098

Avery Dennison                                      38,270                1,921

Equifax                                             48,895                1,271

Robert Half International *                         60,061                1,138

R.R. Donnelley                                      38,971                1,019

Deluxe Corp.                                        21,793                  976

Allied Waste Industries *                           72,871                  732

Hudson Highland Group *(misc. symbol)                2,925                   56

                                                                         30,349

Construction & Engineering  0.0%

Fluor                                               27,310                  918

McDermott International *                           20,811                  132

                                                                          1,050

Electrical Equipment  0.4%

Emerson Electric                                   147,544                7,539

Rockwell Automation                                 64,087                1,528

Cooper Industries                                   32,053                1,324

American Power Conversion *                         69,666                1,086

Thomas & Betts *(misc. symbol)                      19,390                  280

Power-One *                                         30,900                  221

                                                                         11,978

Industrial Conglomerates  4.1%

GE                                               3,499,399      $       100,362

3M                                                 136,195               17,567

Tyco International                                 699,573               13,278

Textron                                             47,602                1,857

                                                                        133,064

Machinery  1.2%

Illinois Tool Works                                107,088                7,052

Caterpillar                                        120,586                6,712

Deere                                               83,199                3,802

Danaher                                             53,551                3,644

Ingersoll-Rand, Class A                             59,372                2,809

PACCAR                                              40,674                2,748

Dover                                               71,430                2,140

ITT Industries                                      32,476                2,126

Eaton                                               25,839                2,031

Parker Hannifin                                     41,392                1,738

Pall                                                42,693                  961

Navistar *                                          23,970                  782

Cummins Engine (misc. symbol)                       14,761                  530

Crane (misc. symbol)                                20,341                  460

                                                                         37,535

Road & Rail  0.4%

Union Pacific                                       88,579                5,139

Burlington Northern Santa Fe                       130,748                3,719

Norfolk Southern                                   134,905                2,590

CSX                                                 74,134                2,231

                                                                         13,679

Trading Companies & Distributors  0.0%

W. W. Grainger                                      32,162                1,504

                                                                          1,504

Total Industrials & Business Services                                   327,415

INFORMATION TECHNOLOGY  15.8%

Communications Equipment  2.3%

Cisco Systems *                                  2,457,274      $        41,012

QUALCOMM                                           276,246                9,876

Motorola                                           810,866                7,646

Corning *                                          442,437                3,270

Lucent Technologies *                            1,448,865                2,941

JDS Uniphase *                                     497,611                1,747

Scientific-Atlanta (misc. symbol)                   53,524                1,276

Comverse Technology *                               65,292                  981

Tellabs *                                          147,222                  967

CIENA *                                            164,795                  855

Avaya *                                            127,533                  824

ADC Telecommunications *(misc. symbol)             286,029                  666

Andrew *(misc. symbol)                              32,300                  297

                                                                         72,358

Computer & Peripherals  3.8%

IBM                                                605,076               49,919

Dell Computer *                                    898,848               28,727

Hewlett-Packard                                  1,069,406               22,778

EMC *                                              765,556                8,015

Sun Microsystems *                               1,129,026                5,194

Lexmark International, Class A *                    44,767                3,168

Apple Computer *                                   127,922                2,446

Network Appliance *(misc. symbol)                  119,415                1,936

NCR *                                               33,788                  866

Gateway *                                          117,522                  429

                                                                        123,478

Electronic Equipment & Instruments  0.4%

Agilent Technologies *                             164,164                3,210

Molex                                               67,332                1,817

Jabil Circuit *                                     69,054                1,526

Thermo Electron *                                   57,772                1,214

Sanmina-SCI *                                      178,797                1,128

Solectron *                                        289,214                1,082

Symbol Technologies                                 80,249                1,044

Tektronix *                                         30,539                  660

PerkinElmer (misc. symbol)                          43,376                  599

                                                                         12,280

Internet Software & Services  0.2%

Yahoo! *                                           211,048      $         6,914

Monster Worldwide *(misc. symbol)                   39,007                  770

                                                                          7,684

IT Services  1.2%

First Data                                         262,950               10,897

Automatic Data Processing                          208,980                7,076

Paychex                                            131,571                3,856

Electronic Data Systems                            165,212                3,544

Concord EFS *(misc. symbol)                        178,286                2,624

SunGard Data Systems *                              99,626                2,581

Computer Sciences *                                 65,045                2,479

Fiserv *                                            67,923                2,419

Unisys *                                           115,684                1,421

Sabre Holdings, Class A                             50,214                1,238

Convergys *                                         59,064                  945

                                                                         39,080

Office Electronics  0.1%

Xerox *                                            273,474                2,896

                                                                          2,896

Semiconductor & Semiconductor Equipment  3.2%

Intel                                            2,287,316               47,539

Texas Instruments                                  604,958               10,647

Applied Materials *                                580,359                9,204

Analog Devices *                                   127,194                4,429

Maxim Integrated Products                          113,045                3,865

Linear Technology                                  109,070                3,513

KLA-Tencor *(misc. symbol)                          66,339                3,084

Xilinx *                                           118,649                3,003

Micron Technology *                                213,223                2,480

Broadcom, Class A *                                 98,105                2,444

Altera *                                           132,846                2,179

Novellus Systems *                                  51,991                1,904

QLogic *                                            32,561                1,574

NVIDIA *(misc. symbol)                              55,179                1,270

National Semiconductor *                            63,597                1,254

Teradyne *                                          64,406                1,115

LSI Logic *(misc. symbol)                          133,965                  948

Advanced Micro Devices *(misc. symbol)             118,765      $           761

PMC-Sierra *(misc. symbol)                          57,510                  675

Applied Micro Circuits *                           103,778                  628

                                                                        102,516

Software  4.6%

Microsoft                                        3,758,094               96,245

Oracle *                                         1,836,587               22,076

Computer Associates                                202,285                4,507

VERITAS Software *                                 145,271                4,165

Electronic Arts *                                   50,939                3,769

Intuit *                                            71,988                3,205

Adobe Systems                                       80,314                2,576

Symantec *                                          52,100                2,285

PeopleSoft *                                       110,618                1,946

Siebel Systems *                                   169,215                1,614

BMC Software *(misc. symbol)                        81,514                1,331

Citrix Systems *                                    58,930                1,200

Mercury Interactive *(misc. symbol)                30,226                1,167

Compuware *                                        134,287                  775

Autodesk                                            38,819                  627

Novell *                                           124,889                  385

Parametric Technology *                             95,904                  292

                                                                        148,165

Total Information Technology                                            508,457

MATERIALS  2.6%

Chemicals  1.4%

DuPont                                             348,832               14,525

Dow Chemical                                       317,124                9,818

Praxair                                             56,590                3,401

Air Products and Chemicals                          78,963                3,285

PPG Industries                                      59,328                3,010

Rohm & Haas                                         77,725                2,412

Ecolab                                              91,734                2,349

Monsanto                                            90,714                1,963

Sigma Aldrich                                       24,712                1,339

Engelhard                                           44,859                1,111

International Flavors & Fragrances                  33,430      $         1,068

Eastman Chemical                                    26,217                  830

Hercules *                                          36,386                  360

Great Lakes Chemical                                17,492                  357

                                                                         45,828

Construction Materials  0.0%

Vulcan Materials (misc. symbol)                     34,967                1,296

                                                                          1,296

Containers & Packaging  0.2%

Sealed Air *                                        29,373                1,400

Pactiv *                                            54,804                1,080

Ball                                                19,666                  895

Bemis                                               18,199                  852

Temple-Inland (misc. symbol)                        18,344                  787

                                                                          5,014

Metals & Mining  0.5%

Alcoa                                              296,098                7,551

Newmont Mining (misc. symbol)                      140,176                4,550

Nucor                                               27,517                1,344

Freeport McMoRan Copper Gold,
Class B (misc. symbol)                              51,560                1,263

Phelps Dodge *                                      30,908                1,185

USX-U.S. Steel Group                                36,351                  595

Worthington Industries                              28,792                  386

Allegheny Technologies                              31,176                  206

                                                                         17,080

Paper & Forest Products  0.5%

International Paper                                168,209                6,010

Weyerhaeuser                                        76,618                4,137

MeadWestvaco                                        70,513                1,742

Georgia-Pacific                                     86,727                1,643

Boise Cascade                                       21,108                  505

Louisiana Pacific *                                 34,618                  375

                                                                         14,412

Total Materials                                                          83,630

TELECOMMUNICATION SERVICES  3.8%

Diversified Telecommunication Services  3.3%

Verizon Communications                             963,026      $        37,991

SBC Communications                               1,161,647               29,680

BellSouth                                          649,087               17,285

AT&T                                               274,897                5,292

Alltel                                             108,489                5,231

Sprint                                             315,275                4,540

Qwest Communications International *               597,916                2,858

Centurytel (misc. symbol)                           49,428                1,723

Citizens Communications *                           97,470                1,256

                                                                        105,856

Wireless Telecommunication Services  0.5%

AT&T Wireless *                                    949,163                7,793

Nextel Communications,
Class A *(misc. symbol)                            359,620                6,502

Sprint PCS *(misc. symbol)                         361,253                2,077

                                                                         16,372

Total Telecommunication Services                                        122,228

UTILITIES  2.9%

Electric Utilities  2.2%

Southern Company                                   248,603                7,746

Dominion Resources                                 108,637                6,982

Exelon                                             113,368                6,781

FPL Group                                           64,565                4,316

Entergy                                             78,954                4,167

American Electric Power                            136,133                4,061

FirstEnergy                                        104,293                4,010

Progress Energy                                     84,342                3,703

Consolidated Edison                                 78,253                3,387

Public Service Enterprise                           79,349                3,352

PG&E *                                             143,217                3,029

PPL                                                 58,976                2,536

TXU                                                111,373                2,500

Ameren                                              56,409                2,488

DTE Energy                                          58,923                2,277

CINergy                                             61,726      $         2,271

XCEL Energy                                        137,477                2,068

Constellation Energy Group                          57,888                1,986

Edison International *                             114,353                1,879

Pinnacle West Capital                               32,097                1,202

CenterPoint Energy (misc. symbol)                  105,946                  863

Teco Energy (misc. symbol)                          62,004                  743

CMS Energy (misc. symbol)                           52,720                  427

Allegheny Energy (misc. symbol)                     45,515                  385

Texas Genco Holdings                                 5,052                  117

                                                                         73,276

Gas Utilities  0.3%

Kinder Morgan                                       43,162                2,359

Sempra Energy                                       72,695                2,074

KeySpan                                             54,949                1,948

NiSource                                            93,165                1,770

NICOR (misc. symbol)                                15,926                  591

Peoples Energy                                      12,426                  533

                                                                          9,275

Multi-Utilities & Unregulated Power  0.4%

Duke Energy                                        311,360                6,211

El Paso Energy (misc. symbol)                      208,625                1,686

Williams Companies                                 181,298                1,432

AES *(misc. symbol)                                214,433                1,362

Calpine *(misc. symbol)                            132,129                  872

Dynegy, Class A *                                  127,085                  534

Mirant *(misc. symbol)                             144,458                  419

                                                                         12,516

Total Utilities                                                          95,067

Total Common Stocks (Cost  $2,899,000)                                 3,145,929

Short-Term Investments  2.4%

U.S. Government Obligations 0.2%

U.S. Treasury Bills, 1.058%, 8/14/03 **          6,000,000      $         5,992

                                                                          5,992

Money Market Funds  2.2%
T. Rowe Price Reserve Investment
Fund, 1.16% #                                   72,518,307      $        72,518

                                                                         72,518

Total Short-Term Investments (Cost  $78,510)                             78,510

SECURITIES LENDING COLLATERAL 1.7%

Money Market Trust 1.7%

State Street Bank and Trust Company of
New Hampshire, N.A. Securities Lending
Quality Trust units                             55,037,537               55,038

Total Securities Lending Collateral
(Cost $55,038)                                                           55,038

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Financials

                                                                         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

101.6% of Net Assets (Cost $3,032,548)                               $3,279,477

Futures Contracts

                                        Contract     Unrealized
                     Expiration           Value     Gain (Loss)
                     ------------      ---------    -----------
                                            In thousands

Long, 322 S&P 500
Stock Index
contracts,
$4,840,000 of U.S.
Treasury Bills
pledged as initial
margin                     9/03     $    78,351     $       (40)

Net payments
(receipts) of
variation
margin to date                                               40

Variation margin
receivable (payable)
on open futures
contracts                                                                     -

Other Assets Less
Liabilities                                                             (53,081)

NET ASSETS                                                 $          3,226,396
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              1,240

Undistributed net realized gain (loss)                                 (174,096)

Net unrealized gain (loss)                                              246,889

Paid-in-capital applicable to 122,939,638 shares
of $0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    3,152,363

NET ASSETS                                                 $          3,226,396
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              26.24
                                                           --------------------

#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at June 30, 2003-See
     Note 2

** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003

REIT Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $             24,746

  Income distributions from mutual funds                                    427

  Securities lending                                                         88

  Interest                                                                   31

  Total income                                                           25,292

Expenses

  Shareholder servicing                                                   3,394

  Investment management                                                   1,029

  Prospectus and shareholder reports                                        254

  Custody and accounting                                                    141

  Registration                                                               30

  Directors                                                                  11

  Legal and audit                                                            10

  Miscellaneous                                                             112

  Total expenses                                                          4,981

  Expenses paid indirectly                                                   (4)

  Net expenses                                                            4,977

Net investment income (loss)                                             20,315

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              1,476

  Futures                                                                 5,820

  Net realized gain (loss)                                                7,296

Change in net unrealized gain (loss)

  Securities                                                            299,963

  Futures                                                                 1,560

  Change in net unrealized gain (loss)                                  301,523

Net realized and unrealized gain (loss)                                 308,819

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            329,134
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        20,315      $        38,847

  Net realized gain (loss)                           7,296              (67,280)

  Change in net unrealized gain (loss)             301,523             (750,059)

  Increase (decrease) in net assets
  from operations                                  329,134             (778,492)

Distributions to shareholders

  Net investment income                            (19,255)             (38,667)

Capital share transactions *

  Shares sold                                      460,509              832,702

  Distributions reinvested                          18,886               37,875

  Shares redeemed                                 (271,336)            (817,712)

  Redemption Fee                                        41                    9

  Increase (decrease) in net assets
  from capital share transactions                  208,100               52,874

Net Assets

Increase (decrease) during period                  517,979             (764,285)

Beginning of period                              2,708,417            3,472,702

End of period                              $     3,226,396      $     2,708,417
                                           ---------------      ---------------

*Share information

  Shares sold                                       19,066               30,831

  Distributions reinvested                             759                1,495

  Shares redeemed                                  (11,326)             (30,477)

  Increase (decrease) in shares outstanding          8,499                1,849

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the port-folios established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(registered trademark).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices.

Short-term debt securities are valued at amortized cost, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $4,000 and $0, respectively, for the six months ended June 30, 2003.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

In-Kind Redemptions
In certain circumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain (loss) on in-kind redemptions to the extent fair value of the distributed securities on the date of redemption exceeds cost. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2003, the fund realized $8,463,000 of net gain on $16,732,000 of in-kind redemptions.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, the value of loaned securities was $53,303,000; aggregate collateral consisted of $55,038,000 in the money market pooled trust.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $226,180,000 and $28,285,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $1,093,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $182,156,000 of unused capital loss carryforwards, of which $67,420,000 expire in 2009, and $114,736,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $3,032,548,000. Net unrealized gain aggregated $246,889,000 at period-end, of which $719,172,000 related to appreciated investments and $472,283,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.15% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2003, investment management fee payable totaled $255,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2003, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.35%. Thereafter, through December 31, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.35%. Pursuant to this agreement, $1,105,000 of management fees were not accrued by the fund for the six months ended June 30, 2003. At June 30, 2003, unaccrued management fees in the amount of $2,689,000 remain subject to reimbursement by the fund through December 31, 2004, and $1,105,000 through December 31, 2005.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,292,000 for the six months ended June 30, 2003, of which $500,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the fund was charged $419,000 for shareholder servicing costs related to the college savings plans, of which $332,000 was for services provided by Price and $81,000 was payable at period-end. At June 30, 2003, approximately 5.1% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the fund was allocated $35,000 of Retirement Funds' expenses, of which $19,000 related to services provided by Price and $2,000 was payable at period-end. At June 30, 2003, approximately 0.8% of the outstanding shares of the fund were held by the Retirement Funds.

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $427,000.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003